Marketable Securities Measured at Fair Value (Detail) (USD $) In Thousands, unless otherwise specified	Jun. 30, 2013	Dec. 31, 2012	Dec. 31, 2011
Schedule of Available-for-sale Securities [Line Items]
Amortized cost	$ 60,602	$ 24,126	$ 18,747
Unrealized Gains	3	2	2
Unrealized loss	(34)	(3)	(13)
Fair Value	60,571	24,125	18,736
U.S. Treasury Notes
Schedule of Available-for-sale Securities [Line Items]
Amortized cost			403
Fair Value			403
U.S. Agency notes
Schedule of Available-for-sale Securities [Line Items]
Amortized cost	20,530	3,856	3,441
Unrealized Gains	1	1
Unrealized loss	(6)
Fair Value	20,525	3,857	3,441
Corporate bonds
Schedule of Available-for-sale Securities [Line Items]
Amortized cost	28,554	11,128	10,210
Unrealized Gains	2	1	1
Unrealized loss	(28)	(3)	(12)
Fair Value	28,528	11,126	10,199
Commercial paper
Schedule of Available-for-sale Securities [Line Items]
Amortized cost	11,518	9,142	4,693
Unrealized Gains			1
Unrealized loss			(1)
Fair Value	$ 11,518	$ 9,142	$ 4,693